Stock Compensation Expense (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 24, 2021	Jul. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Compensation Expense (Details) [Line Items]
Number of share equity value exchange ratio					2.2267		2.2267
Options granted and vesting expense (in Dollars)			$ 6,000				$ 500,000	$ 100
Stock based compensation expense (in Dollars)				$ 62,000			1,600,000
Options issued and vesting (in Dollars)					$ 12,000	$ 118,000
Granted and vesting expense (in Dollars)			$ 0	$ 0.9	$ 0	$ 1.2	$ 1,600,000	$ 0
Warrant [Member]
Stock Compensation Expense (Details) [Line Items]
Total granted			0	0	0	0
2022 Omnibus Incentive Plan [Member]
Stock Compensation Expense (Details) [Line Items]
Common stock, reserved for issuance	12,358,689
Shares of common stock are subject to restricted stock award					592,210		655,000
Common stock, reserved for issuance per share (in Dollars per share)	$ 0.0001
2022 Employee Stock Purchase Plan [Member]
Stock Compensation Expense (Details) [Line Items]
Common stock, reserved for issuance	1,791,416
Percentage of diluted shares outstanding	2.00%
Percentage of fair market value	85.00%
Amended and Restated 2019 Equity Incentive Plan [Member] | Common Stock [Member]
Stock Compensation Expense (Details) [Line Items]
Aggregate number of shares authorized		10,500,000
Number of share equity value exchange ratio		21,371,301
Shares of vesting and exercise of stock options			16,638,024		16,638,024		18,863,654
Shares of restricted stock awards			174,710		174,710		1,649,962
Maximum [Member] | 2022 Employee Stock Purchase Plan [Member]
Stock Compensation Expense (Details) [Line Items]
Common stock, reserved for issuance	75,000,000
Percentage of employee authorize payroll deduction	15.00%
Minimum [Member] | 2022 Employee Stock Purchase Plan [Member]
Stock Compensation Expense (Details) [Line Items]
Percentage of employee authorize payroll deduction	1.00%
Previously Reported [Member] | Amended and Restated 2019 Equity Incentive Plan [Member] | Common Stock [Member]
Stock Compensation Expense (Details) [Line Items]
Number of share equity value exchange ratio		23,380,173
Nonvested Stock Options [Member]
Stock Compensation Expense (Details) [Line Items]
Total granted			0		0		0	11,545,084
Total options				0		0
Nonvested RSAs [Member]
Stock Compensation Expense (Details) [Line Items]
Total granted							2,899,372	1,391,930
Nonvested RSUs [Member]
Stock Compensation Expense (Details) [Line Items]
Total granted			2,040,984	0	2,135,984	0	1,124,674	0
Nonvested Stock Warrants [Member]
Stock Compensation Expense (Details) [Line Items]
Total granted							0	0
Restricted Stock Units (RSUs) [Member]
Stock Compensation Expense (Details) [Line Items]
Options granted and vesting expense (in Dollars)			$ 5,900,000	$ 1,400,000	$ 2,500,000	$ 8,600,000	$ 9,000,000
Restricted Stock Units (RSUs) [Member] | Nonvested RSAs [Member]
Stock Compensation Expense (Details) [Line Items]
Total granted			0	813,223	0	1,119,698